Goodwill and intangible assets (Detail 4) $ in Millions	Dec. 31, 2019 USD ($)
Estimated Aggregated Amortization Expenses [Line Items]
2020	$ 53
2021	22
2022	18
2023	17
2024	13
Thereafter	70
Not amortized due to indefinite useful life	2
Total	197
UBS AG
Estimated Aggregated Amortization Expenses [Line Items]
2020	53
2021	22
2022	18
2023	17
2024	13
Thereafter	70
Not amortized due to indefinite useful life	2
Total	$ 197